Cost of Revenue (Details) - Related Party [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of Revenue [Line Items]
Cost of sales	€ 16,089,421	€ 9,080,343	€ 12,043,563
Cost of revenue derived from related parties	€ 0	€ 0	€ 1,201,244